Average Annual Total Returns - FidelityManagedRetirementFunds-K6ComboPRO - FidelityManagedRetirementFunds-K6ComboPRO - Fidelity Managed Retirement 2025 Fund	Sep. 28, 2024
Fidelity Managed Retirement 2025 Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	12.05%
Since Inception	4.85%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(0.30%)
IXZNL
Average Annual Return:
Past 1 year	12.00%
Since Inception	4.65%

[1]	A From August 1, 2019 .